Vanguard FTSE All-World ex-US Small-Cap Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Global Small Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	29.45%	6.48%	7.40%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	8.04%	8.56%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	28.79%	5.64%	6.70%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.32%	4.88%	5.85%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	29.99%	6.45%	7.52%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	29.59%	6.48%	7.51%